Shareholders' Equity and Partners' Capital - Changes in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 6,067,739	$ 5,608,261
Balance	5,845,506	6,067,739
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,108	445
Balance	4,208	3,108
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income before reclassifications	5,258	566
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,130)	9,216
Less: Other comprehensive (income) attributable to noncontrolling interest	4,128	9,782
AOCI Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: Other comprehensive (income) attributable to noncontrolling interest	$ (3,028)	$ (7,119)